BUSINESS ACQUISITIONS AND DISPOSALS (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended				12 Months Ended
	Dec. 31, 2014	May 31, 2012	Apr. 30, 2014	Dec. 31, 2013 sqft item	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2012
Purchase price allocation
Goodwill	36,311			32,704	36,311	32,704	32,428
Disposal
Proceeds from sale of stake	508
Business-Nedvizhimost
Disposal
Ownership after deconsolidation (as a percent)				49.00%		49.00%
Sistema
Disposal
Proceeds from sale of stake		496.1
Business-Nedvizhimost
Disposal
Ownership interest sold (as a percent)			49.00%	51.00%
Proceeds from sale of stake			3,100
Proceeds from sale of stake				3,200.0
Number of real estate sites				76		76
Number of real estate facilities				44		44
Area of real estate				178,000		178,000
Stream
Disposal
Ownership stake of Sistema (as a percent)		55.00%
Ownership before deconsolidation (as a percent)		100.00%
Ownership after deconsolidation (as a percent)		45.00%
Rights to use radio frequencies | Minimum
Business acquisitions
Weighted-average amortization period	1 year
Rights to use radio frequencies | Maximum
Business acquisitions
Weighted-average amortization period	15 years
Customer base | Minimum
Business acquisitions
Weighted-average amortization period	4 years
Customer base | Maximum
Business acquisitions
Weighted-average amortization period	31 years
Mobile companies acquired in 2014
Business acquisitions
Number of months after which the purchase price is payable					18 months
Purchase price allocation
Current assets	168				168
Property, plant and equipment	358				358
Goodwill	1,630				1,630
Other non-current assets	165				165
Current liabilities	(683)				(683)
Non-current liabilities	(319)				(319)
Contingent consideration	(100)				(100)
Consideration paid	2,757
Business acquisitions
Additional consideration to be paid within 18 months from the acquisition date	150
Provision for tax liabilities and related indemnification assets	24				24
Selected unaudited pro forma results of operations:
Net revenues	411,353					399,161	378,938
Net income	51,598					79,738	29,665
Mobile companies acquired in 2014 | Rights to use radio frequencies
Purchase price allocation
Finite-lived intangible assets	1,460				1,460
Mobile companies acquired in 2014 | Rights to use radio frequencies | Minimum
Business acquisitions
Weighted-average amortization period	7 years
Mobile companies acquired in 2014 | Rights to use radio frequencies | Maximum
Business acquisitions
Weighted-average amortization period	8 years
Mobile companies acquired in 2014 | Customer base
Purchase price allocation
Finite-lived intangible assets	78				78
Business acquisitions
Weighted-average amortization period	31 years
SMARTS-Ivanovo
Business acquisitions
Percentage of ownership acquired	100.00%				100.00%
Purchase price allocation
Current assets	24				24
Property, plant and equipment	68				68
Goodwill	41				41
Current liabilities	(88)				(88)
Non-current liabilities	(95)				(95)
Contingent consideration	(2)				(2)
Consideration paid	424
SMARTS-Ivanovo | Rights to use radio frequencies
Purchase price allocation
Finite-lived intangible assets	455				455
SMARTS-Ivanovo | Customer base
Purchase price allocation
Finite-lived intangible assets	21				21
SMARTS-Ufa
Business acquisitions
Percentage of ownership acquired	100.00%				100.00%
Purchase price allocation
Current assets	47				47
Property, plant and equipment	94				94
Goodwill	182				182
Current liabilities	(268)				(268)
Non-current liabilities	(101)				(101)
Contingent consideration	(2)				(2)
Consideration paid	399
SMARTS-Ufa | Rights to use radio frequencies
Purchase price allocation
Finite-lived intangible assets	434				434
SMARTS-Ufa | Customer base
Purchase price allocation
Finite-lived intangible assets	13				13
Penza-GSM
Business acquisitions
Percentage of ownership acquired	100.00%				100.00%
Purchase price allocation
Current assets	97				97
Property, plant and equipment	196				196
Goodwill	1,407				1,407
Other non-current assets	165				165
Current liabilities	(327)				(327)
Non-current liabilities	(123)				(123)
Contingent consideration	(96)				(96)
Consideration paid	1,934
Penza-GSM | Rights to use radio frequencies
Purchase price allocation
Finite-lived intangible assets	571				571
Penza-GSM | Customer base
Purchase price allocation
Finite-lived intangible assets	44				44
Companies acquired from third parties in 2014
Revenue and earnings of the companies acquired from third parties in 2014 since the acquisition date included in the consolidated statement of operations
Net revenues	3
Net loss	4
Regional fixed line operators acquired in 2012
Purchase price allocation
Current assets				22		22
Property, plant and equipment				84		84
Goodwill				404		404	404
Current liabilities				(78)		(78)
Non-current liabilities				(30)		(30)
Contingent consideration				(43)		(43)
Consideration paid						509
Regional fixed line operators acquired in 2012 | Customer base
Purchase price allocation
Finite-lived intangible assets				150		150
Regional fixed line operators acquired in 2012 | Customer base | Minimum
Business acquisitions
Weighted-average amortization period							7 years
Regional fixed line operators acquired in 2012 | Customer base | Maximum
Business acquisitions
Weighted-average amortization period							9 years
Elf Group
Business acquisitions
Percentage of ownership acquired								100.00%
Purchase price allocation
Current assets							6
Property, plant and equipment							49
Goodwill							172
Current liabilities							(44)
Non-current liabilities							(9)
Contingent consideration							(28)
Consideration paid							191
Elf Group | Customer base
Purchase price allocation
Finite-lived intangible assets							45
Intercom
Business acquisitions
Percentage of ownership acquired								100.00%
Purchase price allocation
Current assets							9
Property, plant and equipment							11
Goodwill							62
Current liabilities							(15)
Non-current liabilities							(6)
Contingent consideration							(10)
Consideration paid							80
Intercom | Customer base
Purchase price allocation
Finite-lived intangible assets							29
ZhelGorTeleCom
Business acquisitions
Percentage of ownership acquired								100.00%
Purchase price allocation
Current assets							4
Property, plant and equipment							3
Goodwill							115
Current liabilities							(13)
Non-current liabilities							(11)
Contingent consideration							(5)
Consideration paid							147
ZhelGorTeleCom | Customer base
Purchase price allocation
Finite-lived intangible assets							54
Pilot & TVKiK
Business acquisitions
Percentage of ownership acquired								100.00%
Purchase price allocation
Current assets							3
Property, plant and equipment							21
Goodwill							55
Current liabilities							(6)
Non-current liabilities							(4)
Consideration paid							91
Pilot & TVKiK | Customer base
Purchase price allocation
Finite-lived intangible assets							22
Tascom
Business acquisitions
Percentage of ownership acquired		100.00%
Purchase price allocation
Current assets		489
Property, plant and equipment		586
Goodwill		1,083
Other non-current assets		188
Current liabilities		(800)
Non-current liabilities		(107)
Contingent consideration		(170)
Consideration paid		1,437
Provision for tax liabilities and related indemnification asset		236
Reduction in provision for tax liabilities and related indemnification asset	43				43
Aggregate capped amount of contingent consideration		400
Contingent consideration paid						170	170
Tascom | Customer base
Purchase price allocation
Finite-lived intangible assets		168